Business Combination (Details 1)	Mar. 31, 2020 USD ($)
Business Combination [Abstract]
Cash	$ 101
Accounts receivable	13
Prepaid expenses	22
Intangible assets and goodwill	23,138
Furniture, fixtures and equipment	15
Accounts payable and accrued expenses	(876)
Fair value of noncontrolling interests	(4,863)
Net assets acquired	$ 17,550